Warrant liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of movements In warrant liabilities
Movements in the warrant liabilities for the year ended December 31, 2022 are summarized as follows:

	Public Warrants		Private Placement Warrants		Total
	Number of warrants	(in €‘000)	Number of warrants	(in €‘000)	Number of warrants	(in €‘000)
As at January 1, 2022	—	—	—	—	—	—
Warrants assumed on Transaction date	13,799,948	21,260	9,360,000	20,993	23,159,948	42,253
Warrants exercised	—	—	(9,360,000)	(13,854)	(9,360,000)	(13,854)
Change in fair value of warrant liabilities	—	(19,964)	—	(7,139)	—	(27,103)
As at December 31 , 2022	13,799,948	1,296	—	—	13,799,948	1,296